Short-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity debt investments	¥ 80,000	$ 12,261	¥ 0